Related Party Debt and Transactions - Schedule of Related Party Debt (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Related party debt	$ 28,953	$ 23,669
Less: current portion
Long-term portion, net of unamortized discount	$ 28,953	23,669
Successor [Member]
Related party debt		23,669
Less: current portion
Long-term portion, net of unamortized discount		23,669
Successor [Member] | Related Party Debt [Member]
Related party debt		23,669
Successor [Member] | Promissory Notes Payable [Member]
Related party debt
Predecessor [Member]
Related party debt			$ 120,000
Less: current portion			(120,000)
Long-term portion, net of unamortized discount
Predecessor [Member] | Related Party Debt [Member]
Related party debt
Predecessor [Member] | Promissory Notes Payable [Member]
Related party debt			$ 120,000